Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Securities issued	$ 101,664,000,000	$ 93,419,000,000
IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	12,876,000,000
Securities issued	101,664,000,000
IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		2,435,000,000
Securities issued		93,419,000,000
HTM securities [member]
Disclosure of financial assets [line items]
HTM securities		2,435,000,000
Financial assets at fair value [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities issued	101,507,000,000
Financial assets at fair value [member] | IAS 39 [member]
Disclosure of financial assets [line items]
Securities issued		93,406,000,000
Mortgage-backed securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	3,430,000,000
Securities measured at amortized cost	3,727,000,000
Mortgage-backed securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		6,984,000,000
HTM securities		2,426,000,000
Mortgage-backed securities [member] | Canada mortgage and housing corporation securities [member]
Disclosure of financial assets [line items]
Securities issued	1,701,000,000	1,690,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Insured By CMHC [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	806,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Insured By CMHC [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	517,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Insured By CMHC [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,343,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Insured By CMHC [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		0
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal national mortgage association Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,267,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal national mortgage association Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,895,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal national mortgage association Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,275,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal national mortgage association Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		948,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	689,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		2,703,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,527,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by Federal home loan mortgage corporation Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		1,337,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by government national mortgage association Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,003,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by government national mortgage association Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,051,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by government national mortgage association Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	119,000,000
Mortgage-backed securities [member] | Amortized cost [member] | Issued by government national mortgage association Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		141,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Insured By CMHC [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	807,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Insured By CMHC [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	518,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Insured By CMHC [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,343,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Insured By CMHC [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		0
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal national mortgage association Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,238,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal national mortgage association Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,891,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal national mortgage association Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,226,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal national mortgage association Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		943,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal home loan mortgage corporation Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	673,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal home loan mortgage corporation Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		2,700,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal home loan mortgage corporation Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,461,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by Federal home loan mortgage corporation Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		1,329,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by government national mortgage association Securities [member] | AFS securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,001,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by government national mortgage association Securities [member] | AFS securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
AFS debt securities		1,050,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by government national mortgage association Securities [member] | HTM securities [member] | IFRS9 [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	113,000,000
Mortgage-backed securities [member] | Financial assets at fair value [member] | Issued by government national mortgage association Securities [member] | HTM securities [member] | IAS 39 [member]
Disclosure of financial assets [line items]
HTM securities		141,000,000
Denominated in US Dollars [Member]
Disclosure of financial assets [line items]
Securities issued	40,300,000,000	40,300,000,000
Denominated in other foreign currencies [member]
Disclosure of financial assets [line items]
Securities issued	$ 1,799,000,000	$ 1,491,000,000